Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Series A convertible preferred stock, par value (in Dollars per share)		$ 0.01
Series A convertible preferred stock, shares authorized		8,000,000
Series A convertible preferred stock, shares issued		7,965,000
Series A convertible preferred stock, shares outstanding		7,965,000
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	70,000,000
Common stock, shares issued	48,418,830	16,410,820
Common stock, shares outstanding	48,093,000	16,084,990
Treasury stock, shares	325,830	325,830
Convertible Notes Payable, Net, Current [Member]
Unamortized discount (in Dollars)		$ 117,405
Related Party Convertible Notes Payable, Net [Member]
Unamortized discount (in Dollars)	0	432,706
Convertible Notes Payable, Net, Noncurrent [Member]
Unamortized discount (in Dollars)	0	316,610
Junior Secured Notes Payable, Net [Member]
Unamortized discount (in Dollars)	$ 2,804,451	$ 2,805,686